THE PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

The Parnassus Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

THE PARNASSUS FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
21,560	Cherokee Inc. [2]	0.3%	$789,312

	Biotechnology
65,000	Amgen Inc. [1]		$4,649,450
100,000	Genentech Inc. [1]		8,270,000
		4.6%	$12,919,450

	Building Materials
5,000	Simpson Manufacturing Co., Inc. [2]	0.0%	$135,150

	Computer Peripherals
125,000	Avocent Corp. [1]	1.3%	$3,765,000

	Computers
65,000	International Business Machines Corp.	1.9%	$5,326,100

	Electronics
525,000	Plantronics Inc. [2]	3.3%	$9,203,250

	Financial Services
15,000	SLM Corp.	0.3%	$779,700

	Food Products
305,000	Sysco Corp.	3.6%	$10,202,250

	Footwear
310,000	K-Swiss Inc. [2]	3.3%	$9,318,600

	Healthcare Products
350,000	Invacare Corp.		$8,232,000
50,000	Johnson & Johnson		3,247,000
50,000	Steris Corp.		1,203,000
		4.5%	$12,682,000

	Healthcare Services
95,000	Chemed Corp.		$3,064,700
200,000	Health Management Associates Inc.		4,180,000
150,000	Lincare Holdings Inc. [1]		5,196,000
		4.4%	$12,440,700

	Industrial Manufacturing
60,000	Teleflex Inc.		$3,338,400
95,000	3M Co.		7,069,900
		3.7%	$10,408,300

	Internet
490,000	eBay Inc. [1]	4.9%	$13,896,400

	Medical Equipment
40,000	Patterson Cos., Inc. [1,2]	0.5%	$1,344,400

	Networking Products
650,000	Cisco Systems Inc. [1]	5.3%	$14,950,000

	Oil & Gas
30,000	Valero Energy Corp.	0.5%	$1,544,100

	Pharmaceuticals
300,000	Connetics Corp. [1,2]		$3,270,000
10,000	MedImmune Inc. [1,2]		292,100
190,000	Pfizer Inc.		5,388,400
		3.2%	$8,950,500

	Retail
360,000	Bed Bath & Beyond Inc. [1]		$13,773,600
200,000	Foot Locker Inc.		5,050,000
600,000	The Gap Inc.		11,370,000
10,000	Ross Stores Inc.		254,100
195,000	Target Corp.		10,773,750
430,000	Tuesday Morning Corp. [2]		5,968,400
55,000	Williams-Sonoma Inc. [2]		1,781,450
		17.4%	$48,971,300

	Semiconductor Capital Equipment
435,000	Applied Materials Inc. [2]		$7,712,550
450,000	Electro Scientific Industries Inc. [1]		9,270,000
		6.0%	$16,982,550

	Semiconductors
400,000	Agere Systems Inc. [1,2]		$5,972,000
300,000	Altera Corp. [1]		5,514,000
320,000	Integrated Device Technology Inc. [1]		5,139,200
775,000	Intel Corp.		15,941,750
150,000	Omnivision Technologies Inc. [1,2]		2,140,500
200,000	Xilinx Inc.		4,390,000
		13.9%	$39,097,450

	Services
365,000	The ServiceMaster Co.	1.5%	$4,091,650

	Software
120,000	Avid Technology Inc. 1, [2]		$4,370,400
110,000	Adobe Systems Inc. [1]		4,119,500
600,000	Symantec Corp. [1]		12,768,000
		7.6%	$21,257,900
	Telecom Equipment
140,000	Ciena Corp. [1]		$3,815,000
90,000	Qualcomm Inc.		3,271,500
		2.6%	$7,086,500

	Telecommunications
300,000	J2 Global Communications Inc. [1,2]	2.9%	$8,151,000

	Total investment in common stocks
	(cost $264,041,438)	97.5%	$274,293,562

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Albina Community Bank
	3.695%, matures 01/24/2007		$98,729
100,000	Community Bank of the Bay
	4.400%, matures 09/06/2007		96,263
100,000	Community Capital Bank
	4.500%, matures 02/05/2007		98,598
100,000	Louisville Community Development Bank
	3.600%, matures 05/10/2007		97,567
100,000	Opportunities Credit Union
	3.000%, matures 04/25/2007		97,732
100,000	Self-Help Credit Union
	4.570%, matures 01/14/2007		98,839
100,000	South Shore Bank Cleveland
	3.950%, matures 11/02/2006		99,637
100,000	Wainwright Bank & Trust Co.
	3.250%, matures 11/04/2006		99,617
		0.3%	$786,982

	Registered Investment Companies -
	Money Market Funds
6,387	Evergreen U.S. Government Fund
	variable rate, 5.010%		$6,387
2,061,339	Janus Government Fund
	variable rate, 5.210%		2,061,339
5,565,084	SSGA U.S. Government Fund
	variable rate, 4.940%		5,565,084
		2.7%	$7,632,810

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		$95,512
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		95,512
100,000	Vermont Community Loan Fund
	2.000%, matures 12/07/2006		98,883
		0.1%	$289,907

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
53,939,009	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 5.260%
		19.2%	$53,939,009

	Total short-term securities
	(cost $62,648,708)	22.3%	$62,648,708

	Total securities
	(cost $326,690,146)	119.8%	$336,942,270

	Payable upon return of securities loaned	-19.2%	$(53,939,009)

	Other assets and liabilities - net	-0.6%	(1,677,213)
	Total net assets	100.0%	$281,326,048

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at September 30, 2006.
The total value of the securities on loan at September 30, 2006 was $51,848,412.

(3) Market value adjustments have been applied to these securities to reflect early withdrawl.

The portfolio of investments as of September 30, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Parnassus
Fund

Cost of investments	$326,834,727
Unrealized appreciation	$22,441,301
Unrealized depreciation	(12,333,758)

Net unrealized appreciation (depreciation)	$10,107,543

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS MID-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
1,400	Coach Inc. [1]		$48,160
1,000	Liz Claiborne Inc.		39,510
		7.3%	$87,670

	Biotechnology
100	Sigma-Aldrich Corp.	0.6%	$7,567

	Computer Peripherals
800	American Power Conversion Corp.		$17,568
400	Seagate Technology		9,236
		2.3%	$26,804

	Electronic Distribution
200	CDW Corp.	1.0%	$12,336

	Electronics
400	Sanmina-SCI Corp. [1]		$1,496
700	Waters Corp. [1]		31,696
		2.7%	$33,192

	Financial Services
100	Charles Schwab Corp.	0.1%	$1,790

	Food Products
400	McCormick & Co., Inc.		$15,192
1,700	Sysco Corp.		56,865
		6.0%	$72,057

	Healthcare Services
2,000	Health Management Associates Inc.		$41,800
1,700	Lincare Holdings Inc. [1]		58,888
		8.4%	$100,688

	Industrial Manufacturing
500	Teleflex Inc.	2.3%	$27,820

	Insurance
100	SAFECO Corp.	0.5%	$5,893

	Media
500	Dow Jones & Co., Inc.		$16,770
100	Gannett Co.		5,683
100	Tribune Co.		3,272
		2.2%	$25,725

	Medical Equipment
1,600	Patterson Cos., Inc. [1]	4.5%	$53,776

	Office Equipment
400	Pitney Bowes Inc.	1.5%	$17,748

	Pharmaceuticals
500	MedImmune Inc. [1]	1.2%	$14,605

	Retail
1,400	Bed Bath & Beyond Inc. [1]		$53,564
2,100	The Gap Inc.		39,795
1,800	Foot Locker Inc.		45,450
600	Ross Stores Inc.		15,246
1,000	Williams-Sonoma Inc.		32,390
		15.5%	$186,445

	Semiconductors
2,000	Altera Corp. [1]		$36,760
2,000	Exar Corp. [1]		26,580
2,100	Xilinx Inc.		46,095
		9.0%	$109,435

	Services
4,700	The ServiceMaster Co.	4.4%	$52,687

	Software
600	Autodesk Inc. [1]		$20,868
2,000	Symantec Corp. [1]		42,560
		5.2%	$63,428

	Telecommunications
1,000	J2 Global Communications Inc. [1]		$27,170
24,000	JDS Uniphase Corp. [1]		52,560
900	Tellabs Inc. [1]		9,864
		7.5%	$89,594

	Total investment in common stocks
	(cost $918,661)	82.2%	$989,260

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

17,244	Janus Government Fund
	variable rate, 5.210%		$17,244
43,539	SSGA U.S. Government Fund
	variable rate, 4.940%		43,539
		5.0%	$60,783

	Total short-term securities
	(cost $60,783)	5.0%	$60,783

	Total securities
	(cost $979,444)	87.2%	$1,050,043

	Other assets and liabilities - net	12.8%	$155,292
	Total net assets	100.0%	$1,205,335

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Mid-Cap
Fund

Cost of investments	$979,444
Unrealized appreciation	84,832
Unrealized depreciation	$(14,233)

Net unrealized appreciation (depreciation)	$70,599

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS SMALL-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
100	Talbots Inc.	0.1%	$2,725

	Building Materials
100	Simpson Manufacturing Co., Inc.	0.1%	$2,703

	Computer Peripherals
2,000	Avocent Corp. [1]	1.7%	$60,240

	Distribution
7,000	Handleman Co.	1.5%	$53,130

	Electronics
9,400	Plantronics Inc.		$164,782
30,000	Sanmina-SCI Corp. [1]		112,200
		7.9%	$276,982

	Footwear
4,700	K-Swiss Inc.		$141,282
1,000	Wolverine World Wide Inc.		28,310
		4.8%	$169,592

	Healthcare Products
1,200	Cooper Cos., Inc.		$64,200
1,400	Cytyc Corp. [1]		34,272
7,000	Invacare Corp.		164,640
4,700	Steris Corp.		113,082
		10.7%	$376,194

	Healthcare Services
4,500	Chemed Corp.	4.1%	$145,170

	Home Products
500	WD-40 Co.	0.5%	$17,835

	Industrial Manufacturing
1,600	Teleflex Inc.	2.5%	$89,024

	Insurance
2,800	Tower Group Inc.	2.6%	$93,380

	Media
400	Dow Jones & Co., Inc.	0.4%	$13,416

	Networking Products
25,000	Zhone Technologies Inc. [1]	0.8%	$26,750

	Packaged Foods
1,000	The J.M. Smucker Co.	1.4%	$47,950

	Pharmaceuticals
7,000	Connetics Corp. [1]		$76,300
3,000	ViroPharma Inc. [1]		36,510
		3.2%	$112,810

	Retail
1,200	Borders Group Inc.		$24,480
300	Petco Animal Supplies Inc. [1]		8,592
4,000	Restoration Hardware Inc. [1]		34,680
9,000	Tuesday Morning Corp.		124,920
		5.4%	$192,672

	Semiconductor Capital Equipment
7,000	Cascade Microtech Inc. [1]		$87,220
6,000	Cree Inc. [1]		120,660
400	Cymer Inc. [1]		17,564
7,500	Electro Scientific Industries Inc. [1]		154,500
		10.8%	$379,944

	Semiconductors
2,000	Agere Systems Inc. [1]		$29,860
6,500	Exar Corp. [1]		86,385
4,000	Integrated Device Technology Inc. [1]		64,240
9,500	Omnivision Technologies Inc. [1]		135,565
		8.8%	$316,050

	Software
3,500	Avid Technology Inc. [1]		$127,470
200	Hyperion Solutions Corp. [1]		6,896
1,300	Synopsys Inc. [1]		25,636
5,000	TIBCO Software Inc. [1]		44,900
		5.8%	$204,902

	Telecom Equipment
6,500	Ciena Corp. [1]	5.0%	$177,125

	Telecom Services
800	Convergys Corp. [1]	0.5%	$16,520

	Telecommunications
5,000	J2 Global Communications Inc. [1]		$135,850
4,500	JDS Uniphase Corp. [1]		9,855
		4.1%	$145,705

	Total investment in common stocks
	(cost $2,822,858)	82.7%	$2,920,819

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

75,537	Janus Government Fund
	variable rate, 5.210%		$75,537
92,152	SSGA U.S. Government Fund
	variable rate, 4.940%		92,152
		4.7%	$167,689

	Total short-term securities
	(cost $167,689)	4.7%	$167,689

	Total securities
	(cost $2,990,547)	87.4%	$3,088,508

	Other assets and liabilities - net	12.6%	$450,016
	Total Net Assets	100.0%	$3,538,524

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Small-Cap
Fund

Cost of investments	$2,990,567
Unrealized appreciation	$226,481
Unrealized depreciation	(128,540)

Net unrealized appreciation (depreciation)	$97,941

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS WORKPLACE FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Banks
100	First Horizon National Corp.	0.2%	$3,801

	Biotechnology
1,000	Amgen Inc. [1]		$71,530
1,100	Genentech Inc. [1]		90,970
		8.8%	$162,500

	Building Materials
100	Simpson Manufacturing Co., Inc.	0.1%	$2,703

	Computers
400	International Business Machines Corp.	1.8%	$32,776

	Electric Motors
800	Baldor Electric Co.	1.3%	$24,664

	Electronic Distribution
200	CDW Corp.	0.7%	$12,336

	Electronics
5,000	Plantronics Inc.	4.7%	$87,650

	Financial Services
500	American Express Co.	1.5%	$28,040

	Footwear
300	Timberland Co. [1]	0.5%	$8,631

	Healthcare Products
400	Johnson & Johnson	1.4%	$25,976

	Home Products
300	WD-40 Corp.	0.6%	$10,701

	Industrial Manufacturing
1,100	3M Co.	4.4%	$81,862

	Insurance
300	AFLAC Inc.	0.7%	$13,728

	Internet
3,500	eBay Inc. [1]	5.4%	$99,260

	Leisure Manufacturing
800	Harley-Davidson Inc.	2.7%	$50,200

	Machinery
200	Graco Inc.	0.4%	$7,812

	Networking Products
2,000	Cisco Systems Inc. [1]	2.5%	$46,000

	Office Equipment
900	Canon Inc. (ADR)	2.5%	$47,061

	Office Furniture
800	Herman Miller Inc.	1.5%	$27,368

	Oil & Gas
900	Valero Energy Corp.	2.5%	$46,323

	Pharmaceuticals
1,800	Pfizer Inc.	2.8%	$51,048

	Retail
2,100	Bed Bath & Beyond Inc. [1]		$80,346
100	Costco Wholesale Corp.		4,968
4,000	The Gap Inc.		75,800
1,700	Target Corp.		93,925
400	Whole Foods Market Inc.		23,772
		15.1%	$278,811

	Semiconductors
4,700	Intel Corp.		$96,679
700	Texas Instruments Inc.		23,275
2,600	Xilinx Inc.		57,070
		9.6%	$177,024

	Software
3,000	Symantec Corp. [1]		$63,840
1,500	Adobe Systems Inc. [1]		56,175
800	Autodesk Inc. [1]		27,824
200	Hyperion Solutions Inc. [1]		6,896
		8.3%	$154,735

	Telecom Equipment
1,600	Qualcomm Inc.	3.1%	$58,160

	Total investment in common stocks
	(cost $1,420,472)	83.1%	$1,539,170

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

74,809	Janus Government Fund
	variable rate, 5.210%		$74,809
74,771	SSGA U.S. Government Fund
	variable rate, 4.940%		74,771
		8.1%	$149,580

	Total short-term securities
	(cost $149,580)	8.1%	$149,580

	Total securities
	(cost $1,570,052)	91.2%	$1,688,750

	Other assets and liabilities	8.8%	$163,203
	Total net assets	100.0%	$1,851,953

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Workplace
Fund

Cost of investments	$1,570,852
Unrealized appreciation	$151,585
Unrealized depreciation	(33,687)

Net unrealized appreciation (depreciation)	$117,898

Fund holdings will vary over time.

Fund shares are not FDIC insured.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson President (as Principal Executive Officer)

Date:	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson President (as Principal Executive Officer)

Date:	November 20, 2006

By:	/s/ Debra A. Early
Debra A. Early Treasurer (as Principal Financial Officer)

Date:	November 20, 2006